Equity (Details) - Schedule of dividends - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of dividends [Abstract]
Profit for the year	R$ 317,646	R$ 119,554
(-) Constitution of legal reserve (5% of net profit)	(15,882)	(5,978)
Adjusted profit for the year	301,764	113,576
(-) Mandatory minimum dividends - 25% of adjusted net profit	(75,441)	(28,394)
(-) Additional dividends proposed	(184,559)	(13,606)
Proposed dividends	(260,000)	(42,000)
Constitution of reserve for investments and expansion	R$ 41,764	R$ 71,576
Total shares of paid up capital (per thousand shares) (in Shares)	102,377	62,104
(-) Treasury shares (per thousand shares) (in Shares)	(3,185)	(2,762)
(=) Outstanding shares (per thousand shares) (in Shares)	99,192	59,342
Dividend per share (R$) (in Brazil Real per share)	R$ 2.62	R$ 0.71